CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 455,839	$ 210,682	$ 272,292
Cost of sales
Voyage expenses	(96,964)	(81,840)	(141,445)
Vessel operating costs	(43,958)	(37,968)	(19,518)
Charter hire costs	(75,381)	(34,369)	(56,087)
Depreciation of ships, drydocking and plant and equipment– owned assets	(25,866)	(22,003)	(10,735)
Depreciation of ships and ship equipment – right-of-use assets	(34,898)	(24,674)	(25,004)
Other expenses	(1,875)	(398)	(239)
Cost of ship sale	0	(5,375)	(8,280)
Gross profit	176,897	4,055	10,984
Other operating income (expense)	3,849	(293)	(6,524)
Administrative expense	(36,089)	(21,435)	(23,902)
Share of losses of joint ventures	(31)	(2,476)	(1,873)
Interest income	201	467	1,882
Interest expense	(12,298)	(15,106)	(8,052)
Profit (loss) before taxation	132,529	(34,788)	(27,485)
Income tax benefit (expense)	118	(189)	400
Profit (loss) for the year from continuing operations	132,647	(34,977)	(27,085)
Loss for the year from discontinued operation	(3,165)	(6,123)	(16,402)
Profit (loss) for the year	129,482	(41,100)	(43,487)
Profit (loss) for the year attributable to:
Owners of the Company	118,925	(38,795)	(43,487)
Non-controlling interests – continuing operations	10,557	(2,305)	0
Profit (loss) for the year	$ 129,482	$ (41,100)	$ (43,487)
Profit (loss) per share attributable to the owners of the Company:
Basic	$ 6.21	$ (2.05)	$ (2.29)
Diluted	5.94	(2.05)	(2.29)
From continuing operations - Basic	6.38	(1.72)	(1.42)
From continuing operations - Diluted	$ 6.10	$ (1.72)	$ (1.42)
Continue Operations [Member]
Profit (loss) for the year attributable to:
Owners of the Company	$ 122,090	$ (32,672)	$ (27,085)
Discontinued operations [member]
Profit (loss) for the year attributable to:
Owners of the Company	$ (3,165)	$ (6,123)	$ (16,402)